Cash and cash equivalents and short-term deposits (Details) - Schedule of cash and cash equivalents and short-term deposits - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of cash and cash equivalents and short-term deposits [Abstract]
Cash and cash equivalents	$ 8,793	$ 2,928	$ 4,049
Short-term deposits	4,114	17,068
Total	$ 12,907	$ 19,996